Financial Instruments - Summary of financial assets and liabilities measured at fair value on a recurring basis by fair value category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets lnd Liabilities [line items]
Financial assets measured at fair value through profit or loss	¥ 12,109	¥ 4,601
Equity instruments designated as measured at fair value through other comprehensive income	167,225	204,776
Financial liabilities measured at fair value through profit or loss	1,058	1,064
Level 1 [member]
Disclosure of fair value measurement of assets lnd Liabilities [line items]
Equity instruments designated as measured at fair value through other comprehensive income	94,273	129,024
Level 2 [member]
Disclosure of fair value measurement of assets lnd Liabilities [line items]
Financial assets measured at fair value through profit or loss	1,578	344
Financial liabilities measured at fair value through profit or loss	1,058	1,064
Level 3 [member]
Disclosure of fair value measurement of assets lnd Liabilities [line items]
Financial assets measured at fair value through profit or loss	10,531	4,257
Equity instruments designated as measured at fair value through other comprehensive income	¥ 72,952	¥ 75,752